Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	2,500,000,000	2,500,000,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	190,000,000,000	190,000,000,000
Ordinary shares, shares outstanding	6,912,466,090	1,777,596,090
Ordinary shares, shares issued	6,912,466,090	1,777,596,090
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	7,500,000,000	7,500,000,000
Ordinary shares, shares outstanding	65,387,845	65,387,845
Ordinary shares, shares issued	65,387,845	65,387,845